Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to ou
r
CEO and to our other named executive officers and certain financial performance measures of Prologis, including our company-selected measure, Core FFO per share (excluding Promotes). Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our named executive officers during a covered year or the way in which the Compensation Committee views compensation decisions. For further information regarding Prologis’ pay-for-performance philosophy, please refer to “Compensation Discussion and Analysis”.

					Value of Initial Fixed $100 Investment Based on:

Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e) (1)(2)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g) (3)	Net Income (h) (4)	Core FFO per share (excluding Promotes) (i) (5)

2022	$48,152,756	$(8,171,362)	$13,929,713	$(967,175)	$135.67	$101.78	$3,358,796	$4.61

2021	$24,901,490	$113,654,050	$9,031,383	$37,255,257	$197.54	$137.26	$2,933,571	$4.09

2020	$34,432,677	$56,804,770	$12,158,797	$19,996,334	$114.63	$95.00	$1,473,122	$3.58

(1)
Mr. Moghadam served as our principal executive officer (PEO) for the full year for each of 2022, 2021 and 2020. Our non-PEO
named executive officers (NEOs) included: (a) for 2022, Mr. Arndt, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz; (b) for 2021, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz; and (c) for 2020, Mr. Olinger, Mr. Reilly, Mr. Anderson, Mr. Nekritz, and Mr. Curless.

(2)
For each year, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2022	2021	2020

Summary Compensation Table (SCT) Total for PEO (column (b))	$48,152,756	$24,901,490	$34,432,677

- SCT “Bonus” column value	1,822,500	2,625,000	1,500,000

- SCT “Stock Awards” column value	46,317,755	22,263,989	32,851,741

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	41,653,257	35,310,730	37,504,449

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(48,903,286)	69,320,229	14,533,240

+ vesting date fair value of equity awards granted and vested in the covered year	2,625,000	1,500,000	1,800,000

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(6,952,518)	3,896,759	720,098

+ dollar value of dividends/earnings paid on equity awards in the covered year	3,393,684	3,613,831	2,166,047

Compensation Actually Paid to PEO (column (c))	$(8,171,362)	$113,654,050	$56,804,770

Average for Non-PEO NEOs	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$13,929,713	$9,031,383	$12,158,797

- SCT “Bonus” column value	801,040	1,541,094	750,000

- SCT “Stock Awards” column value	9,629,146	6,208,316	8,638,320

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	8,569,695	10,065,438	10,176,652

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(13,680,966)	23,243,559	5,231,052

+ vesting date fair value of equity awards granted and vested in the covered year	1,232,775	750,000	900,000

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(1,490,331)	1,078,627	272,114

+ dollar value of dividends/earnings paid on equity awards in the covered year	902,125	835,660	646,039

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$(967,175)	$37,255,257	$19,996,334

(3)
Peer group utilized for the Pay Versus Performance Table is the Cohen & Steers Realty Majors Portfolio Index (RMP) (the “Cohen & Steers REIT Index”). The same peer group has been used for all years disclosed. The returns of each component company in the peer group were weighted according to the respective company’s market capitalization at the beginning of each period for which a return is indicated. The Cohen & Steers REIT Index is used as a performance benchmark index for the calculation of LTI Equity awards. See “Compensation Discussion and Analysis” for further information.

(4)	Net income is rounded to t h e nearest thousand.

(5)
The company-selected measure is
Core FFO per share (excluding Promotes)
. See “Compensation Discussion and Analysis” for further information regarding how Core FFO per share is used as a metric in our NEO annual bonus determinations. Core FFO per share is a non-GAAP
measure. Please see Appendix A for a discussion and reconciliation to the most directly comparable GAAP measure.

Company Selected Measure Name	Core FFO per share (excluding Promotes)
Named Executive Officers, Footnote [Text Block]	Mr. Moghadam served as our principal executive officer (PEO) for the full year for each of 2022, 2021 and 2020. Our non-PEO
	named executive officers (NEOs) included: (a) for 2022, Mr. Arndt, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz; (b) for 2021, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz; and (c) for 2020, Mr. Olinger, Mr. Reilly, Mr. Anderson, Mr. Nekritz, and Mr. Curless.
Peer Group Issuers, Footnote [Text Block]	Peer group utilized for the Pay Versus Performance Table is the Cohen & Steers Realty Majors Portfolio Index (RMP) (the “Cohen & Steers REIT Index”). The same peer group has been used for all years disclosed. The returns of each component company in the peer group were weighted according to the respective company’s market capitalization at the beginning of each period for which a return is indicated. The Cohen & Steers REIT Index is used as a performance benchmark index for the calculation of LTI Equity awards. See “Compensation Discussion and Analysis” for further information.
PEO Total Compensation Amount	$ 48,152,756	$ 24,901,490	$ 34,432,677
PEO Actually Paid Compensation Amount	$ (8,171,362)	113,654,050	56,804,770
Adjustment To PEO Compensation, Footnote [Text Block]	For each year, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2022	2021	2020

Summary Compensation Table (SCT) Total for PEO (column (b))	$48,152,756	$24,901,490	$34,432,677

- SCT “Bonus” column value	1,822,500	2,625,000	1,500,000

- SCT “Stock Awards” column value	46,317,755	22,263,989	32,851,741

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	41,653,257	35,310,730	37,504,449

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(48,903,286)	69,320,229	14,533,240

+ vesting date fair value of equity awards granted and vested in the covered year	2,625,000	1,500,000	1,800,000

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(6,952,518)	3,896,759	720,098

+ dollar value of dividends/earnings paid on equity awards in the covered year	3,393,684	3,613,831	2,166,047

Compensation Actually Paid to PEO (column (c))	$(8,171,362)	$113,654,050	$56,804,770

Non-PEO NEO Average Total Compensation Amount	$ 13,929,713	9,031,383	12,158,797
Non-PEO NEO Average Compensation Actually Paid Amount	$ (967,175)	37,255,257	19,996,334
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For each year, the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

Average for Non-PEO NEOs	2022	2021	2020

Average SCT Total for Non-PEO NEOs (column (d))	$13,929,713	$9,031,383	$12,158,797

- SCT “Bonus” column value	801,040	1,541,094	750,000

- SCT “Stock Awards” column value	9,629,146	6,208,316	8,638,320

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	8,569,695	10,065,438	10,176,652

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(13,680,966)	23,243,559	5,231,052

+ vesting date fair value of equity awards granted and vested in the covered year	1,232,775	750,000	900,000

-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(1,490,331)	1,078,627	272,114

+ dollar value of dividends/earnings paid on equity awards in the covered year	902,125	835,660	646,039

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$(967,175)	$37,255,257	$19,996,334

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Prologis TSR
:
The total shareholder return of Prologis, Inc. (“Prologis TSR”) was $
114.63
at the end of 2020, $
197.54
at the end of 2021 and $
135.67
at the end of 2022. Compensation Actually Paid to our PEO was $
56,804,770
in 2020, $
113,654,050
in 2021 and negative $
8,171,362
in 2022. The average Compensation Actually Paid to our
Non-PEO
Named Executive Officers
(“Non-PEO
NEOs”) was $
19,996,334
in 2020, $
37,255,257
in 2021 and negative $
967,175
in 2022. Prologis TSR increased by
15
% from December 31, 2019, to the end of 2020, with a total return of $
14.63
at the end of 2020 on an initial investment of $100 made at the closing price on December 31, 2019. Prologis TSR increased by
72
% from 2020 to 2021, with a total return of $
97.54
at the end of 2021 on an initial investment of $100 made at the closing price on December 31, 2019. Compensation Actually Paid to our PEO increased by 100% from 2020 to 2021. Average Compensation Actually Paid to our
Non-PEO
NEOs increased by 86% from 2020 to 2021. Prologis TSR declined by
31
% from 2021 to 2022 but remained positive with a total return of $
35.67
at the end of 2022 on an initial investment of $100 made at the closing price on December 31, 2019. Compensation Actually Paid to our PEO decreased by 107% from 2021 to 2022, resulting in negative Compensation Actually Paid to our PEO for 2022. Average Compensation Actually Paid to
Non-PEO
NEOs decreased by 103% from 2021 to 2022, also resulting in negative average Compensation Actually Paid to
Non-PEO
NEOs for 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income / Core FFO per share:
Prologis’ Net Income has increased each year between 2020 and 2022, from $
1,473,122,000
in 2020 to $2,933,571,000 in 2021 (a 99% increase from 2020 to 2021) to $3,358,796,000 in 2022 (a 14% increase from 2021 to 2022). Similarly, Prologis’ Core FFO per share (excluding Promotes)
(6)
has increased each year between 2020 and 2022, from $3.58 in 2020 to $4.09 in 2021 (a 14% increase from 2020 to 2021) to $4.61 in 2022 (a 13% increase from 2021 to 2022). As discussed above, Compensation Actually Paid to our PEO and
Non-PEO
NEOs increased from 2020 to 2021 but declined from 2021 to 2022. The relationship between both Core FFO per share (excluding Promotes)
(6)
and Net Income and Compensation Actually Paid underscores that while Prologis’ stock price declined from year end 2021 to year end

2022—largely due to broader macroeconomic market factors—and thus resulted in lower Compensation Actually Paid (and Prologis TSR) from 2021 to 2022, our operational performance remained strong as demonstrated by key operational indicators like Net Income and Core FFO per share (excluding Promotes)
(6)
.

Total Shareholder Return Vs Peer Group [Text Block]
Prologis TSR vs. peer group total shareholder return:
Prologis TSR outpaced the total shareholder return of the Cohen & Steers REIT Index in each of 2020, 2021 and 2022. By year-end
2022, the value of a $100 investment made at the
closing price on December 31,
2019 in Prologis would have been worth $135.67 versus only $101.78 for such an investment made at the same time in the Cohen & Steers REIT Index, a difference of $33.89.

Tabular List [Table Text Block]
Below is a
non-exhaustive
list of financial performance measures the company uses in analyzing executiv
e
compensation, presented in no particular order, which the company considers to be the most important financial performance measures used to link Compensation Actually Paid to our NEOs to company performance during the 2022 fiscal year
:

Financial Performance Measure

Three-year annualized TSR (7)

Core FFO Per Share (excluding Promotes) (6)(8)

Promote revenue earned by Prologis, Inc. from Strategic Capital vehicles (8)

Total Shareholder Return Amount	$ 135.67	197.54	114.63
Peer Group Total Shareholder Return Amount	101.78	137.26	95
Net Income (Loss)	$ 3,358,796,000	$ 2,933,571,000	$ 1,473,122,000
Company Selected Measure Amount	4.61	4.09	3.58
PEO Name	Mr. Moghadam
Total Shareholder Return Percentage	31.00%	72.00%	15.00%
Total Return Amount	$ 35.67	$ 97.54	$ 14.63
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Three-year annualized TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO Per Share (excluding Promotes)
Non-GAAP Measure Description [Text Block]	The company-selected measure is
Core FFO per share (excluding Promotes)
. See “Compensation Discussion and Analysis” for further information regarding how Core FFO per share is used as a metric in our NEO annual bonus determinations. Core FFO per share is a non-GAAP
	measure. Please see Appendix A for a discussion and reconciliation to the most directly comparable GAAP measure.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Promote revenue earned by Prologis, Inc. from Strategic Capital vehicles
PEO [Member] | Bonus [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,822,500	2,625,000	1,500,000
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,317,755	22,263,989	32,851,741
PEO [Member] | Year End Fair Value Of Equity Awards Granted In The Covered Year That Were Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	41,653,257	35,310,730	37,504,449
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,903,286)	69,320,229	14,533,240
PEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,625,000	1,500,000	1,800,000
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,952,518)	3,896,759	720,098
PEO [Member] | Dollar Value Of Dividends And Earnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,393,684	3,613,831	2,166,047
Non-PEO NEO [Member] | Bonus [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	801,040	1,541,094	750,000
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,629,146	6,208,316	8,638,320
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted In The Covered Year That Were Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,569,695	10,065,438	10,176,652
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,680,966)	23,243,559	5,231,052
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,232,775	750,000	900,000
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,490,331)	1,078,627	272,114
Non-PEO NEO [Member] | Dollar Value Of Dividends And Earnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 902,125	$ 835,660	$ 646,039